UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08603

Name of Fund:  BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.1%
GEO Specialty Chemicals, Inc. (a)		557,488	$250,870
GEO Specialty Chemicals, Inc. (a)(b)		481,806	216,813
LyondellBasell Industries NV, Class A		26	2,491

			470,174
Diversified Consumer Services — 0.2%
Houghton Mifflin Harcourt Co. (a)		75,798	1,497,768
Diversified Financial Services — 0.0%
Kcad Holdings I Ltd. (a)		1,075,282,733	86,023
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		5,037	7,555
Media — 0.0%
Adelphia Recovery Trust (a)		396,568	793
Adept Communications Corp., Class A		400,000	3,000

			3,793
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,707	40,900
Total Common Stocks – 0.3%			2,106,213

Asset-Backed Securities		Par (000)
ACAS CLO Ltd., Class D (b)(c):
Series 2014-2A, 4.22%, 1/15/27	USD	2,500	2,329,895
Series 2015-1A, 3.97%, 4/18/27		280	249,604
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.97%, 4/15/24 (b)(c)		350	331,545
ALM Loan Funding, Series 2013-7RA (c):
Class C, 3.77%, 4/24/24		1,310	1,279,985
Class D, 5.32%, 4/24/24 (b)		1,150	1,114,437
ALM VII R-2, Ltd., Series 2013-7R2A, Class C, 3.77%, 4/24/24 (b)(c)		250	246,299
ALM XIV Ltd., Series 2014-14A, Class C, 3.77%, 7/28/26 (c)		713	653,728
Anchorage Capital CLO Ltd., Series 2015-6A, Class E1, 5.22%, 4/15/27 (b)(c)		750	618,825

Asset-Backed Securities		Par (000)	Value
Apidos CDO, Series 2015-21A, Class C, 3.83%, 7/18/27 (b)(c)	USD	250	$232,075
Atlas Senior Loan Fund Ltd. (c):
Series 2012-1A, Class B2L, 6.61%, 8/15/24 (b)		340	332,521
Series 2014-6A, Class D, 4.02%, 10/15/26		1,240	1,148,484
Atrium CDO Corp., Series 9A, Class D, 3.91%, 2/28/24 (c)		1,300	1,227,759
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.82%, 7/15/24 (b)(c)		900	823,081
BlueMountain CLO Ltd., Class E (b)(c):
Series 2014-4A, 5.71%, 11/30/26		250	214,977
Series 2015-2A, 5.63%, 7/18/27		250	211,210
Carlyle Global Market Strategies CLO Ltd. (c):
Series 2012-4A, Class D, 4.79%, 1/20/25		900	899,850
Series 2013-1A, Class C, 4.36%, 2/14/25 (b)		250	241,794
Series 2015-2A, Class C, 4.07%, 4/27/27 (b)		250	240,453
Series 2015-2A, Class D, 5.62%, 4/27/27 (b)		1,000	850,480
Cent CLO 22 Ltd., Series 2014-22A, Class C, 4.09%, 11/07/26 (c)		625	592,875
CFIP CLO Ltd., Series 2013-1A, Class D, 4.07%, 4/20/24 (b)(c)		1,500	1,376,795
CIFC Funding Ltd., Series 2014-3A, Class D, 3.72%, 7/22/26 (b)(c)		250	227,633
Highbridge Loan Management Ltd., Series 6A-2015 (b)(c):
Class D, 3.98%, 5/05/27		300	273,000
Class E1, 5.78%, 5/05/27		1,250	1,037,500
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.21%, 8/15/22 (b)(c)		655	636,401
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.82%, 10/23/25 (b)(c)		555	523,258
Neuberger Berman CLO XVI, Ltd., Series 2014-16A, Class D, 3.67%, 4/15/26 (b)(c)		250	231,926
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.11%, 11/14/25 (b)(c)		1,000	930,013

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Asset-Backed Securities		Par (000)	Value
OZLM Funding Ltd., Series 2012-2A, Class C, 4.67%, 10/30/23 (b)(c)	USD	500	$495,051
OZLM VII Ltd., Series 2014-7A, Class C, 3.92%, 7/17/26 (b)(c)		500	460,055
OZLM IX, Ltd., Series 2014-9A, Class C, 3.89%, 1/20/27 (b)(c)		1,000	933,593
OZLM XII, Ltd., Series 2015-12A, Class C, 4.02%, 4/30/27 (b)(c)		340	313,166
Regatta Funding LP, Series 2013-2A, Class C, 4.32%, 1/15/25 (b)(c)		750	734,097
Sound Point CLO IV Ltd., Series 2013-3A (c):
Class A, 1.66%, 1/21/26		910	900,122
Class D, 3.79%, 1/21/26 (b)		500	458,846
Stewart Park CLO Ltd., Series 2015-1A, Class E, 5.77%, 4/15/26 (b)(c)		500	410,000
TICP CLO I Ltd., Series 2015-1A, Class D, 3.83%, 7/20/27 (b)(c)		250	227,087
Venture XI CLO Ltd., Series 2012-11AR (b)(c):
Class DR, 4.26%, 11/14/22		250	237,402
Class ER, 6.46%, 11/14/22		250	239,764
Venture XII CLO Ltd., Series 2012-12A, Class D, 4.06%, 2/28/24 (b)(c)		250	228,823
Venture XX CLO Ltd., Series 2015-20A, Class D, 4.17%, 4/15/27 (b)(c)		250	234,475
Venture XXI CLO Ltd., Series 2015-21A (c):
Class A, 1.77%, 7/15/27		935	921,069
Class D, 3.88%, 7/15/27 (b)		500	455,150
Voya CLO Ltd., Series 2012-2AR, Class ER, 6.32%, 10/15/22 (b)(c)		1,250	1,175,488
Total Asset-Backed Securities – 3.7%			27,500,591

Corporate Bonds
Aerospace & Defense — 0.5%
Bombardier, Inc., 7.50%, 3/15/25 (b)		205	152,725
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (b)		307	313,908
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		347	377,869
TransDigm, Inc.:
6.00%, 7/15/22		2,205	2,166,412

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc. (continued):
6.50%, 7/15/24	USD	1,030	$1,014,550

			4,025,464
Air Freight & Logistics — 0.2%
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	150	166,803
XPO Logistics, Inc.:
5.75%, 6/15/21		100	101,182
6.50%, 6/15/22 (b)	USD	1,520	1,398,400

			1,666,385
Airlines — 1.4%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		712	728,910
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		542	527,095
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		3,153	3,235,769
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		2,390	2,473,650
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		233	247,735
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		2,175	2,191,786
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18 (b)		873	886,360

			10,291,305
Auto Components — 1.8%
Affinia Group, Inc., 7.75%, 5/01/21		1,200	1,242,000
Autodis SA, 6.50%, 2/01/19	EUR	100	109,592
CNH Industrial Finance Europe SA, 2.75%, 3/18/19		200	212,408
Dakar Finance SA, 9.00%, 11/15/20 (d)		100	104,598
Dana Holding Corp., 6.75%, 2/15/21	USD	180	185,850
Goodyear Tire & Rubber Co., 6.50%, 3/01/21		651	687,417
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		145	145,000
4.88%, 3/15/19		4,609	4,609,000

2	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Auto Components (continued)
Jaguar Land Rover Automotive PLC:
5.00%, 2/15/22	GBP	100	$155,128
5.63%, 2/01/23 (b)	USD	425	441,201
Schaeffler Holding Finance BV (d):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21	EUR	145	165,597
(6.25% Cash), 6.25%, 11/15/19 (b)	USD	738	780,435
(6.75% Cash), 6.75%, 11/15/22 (b)		3,522	3,812,565
(6.88% Cash), 6.88%, 8/15/18	EUR	285	311,385
Venture Holdings Co. LLC:
12.00%, 7/01/49	USD	5,150	1
Series B, 9.50%, 7/01/2005 (a)(e)		5,125	1
ZF North America Capital, Inc.:
4.50%, 4/29/22 (b)		206	202,137
2.75%, 4/27/23	EUR	100	101,705

			13,266,020
Banks — 1.0%
Allied Irish Banks PLC, 4.13%, 11/26/25 (c)		100	107,293
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19		100	107,723
Banco Espirito Santo SA:
2.63%, 5/08/17		100	98,020
4.75%, 1/15/18		200	197,231
4.00%, 1/21/19		100	96,357
Bankia SA, 4.00%, 5/22/24 (c)		300	316,236
CIT Group, Inc.:
5.00%, 5/15/17	USD	950	978,500
5.25%, 3/15/18		1,434	1,487,775
6.63%, 4/01/18 (b)		295	314,544
5.50%, 2/15/19 (b)		3,099	3,246,202
5.00%, 8/01/23		130	132,113
Commerzbank AG, 7.75%, 3/16/21	EUR	200	260,944
Ibercaja Banco SA, 5.00%, 7/28/25 (c)		100	102,998
Lloyds Bank PLC, 11.88%, 12/16/21 (c)		12	14,087

			7,460,023

Corporate Bonds		Par (000)	Value
Beverages — 0.1%
Constellation Brands, Inc.:
7.25%, 5/15/17	USD	87	$93,090
3.88%, 11/15/19		362	374,670
Horizon Holdings I SASU, 7.25%, 8/01/23	EUR	100	110,549

			578,309
Building Products — 1.1%
American Builders & Contractors Supply Co., Inc. (b):
5.63%, 4/15/21	USD	210	213,150
5.75%, 12/15/23		415	420,706
Building Materials Corp. of America, 6.00%, 10/15/25 (b)		1,625	1,675,781
Cemex SAB de CV, 4.38%, 3/05/23	EUR	100	98,914
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)	USD	740	732,600
LSF9 Balta Issuer SA, 7.75%, 9/15/22	EUR	100	111,680
Masonite International Corp., 5.63%, 3/15/23 (b)	USD	579	605,055
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,755	1,702,350
USG Corp.:
9.75%, 1/15/18		980	1,100,050
5.88%, 11/01/21 (b)		1,108	1,163,400

			7,823,686
Capital Markets — 0.7%
American Capital Ltd., 6.50%, 9/15/18 (b)		1,070	1,106,112
Blackstone CQP Holdco LP, 9.30%, 3/19/19		1,356	1,369,756
E*Trade Financial Corp.:
0.00%, 8/31/19 (b)(f)(g)		593	1,749,178
5.38%, 11/15/22		773	817,448
Series A, 0.00%, 8/31/19 (f)(g)		100	294,971

			5,337,465
Chemicals — 1.6%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)		151	160,437
Chemours Co., 7.00%, 5/15/25 (b)		258	192,855
GEO Specialty Chemicals, Inc., 7.50%, 10/30/18		6,039	7,066,110
Huntsman International LLC:
4.88%, 11/15/20		40	37,600

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Huntsman International LLC (continued):
5.13%, 4/15/21	EUR	428	$444,290
5.13%, 11/15/22 (b)	USD	1,931	1,786,175
Ineos Finance PLC, 4.00%, 5/01/23	EUR	100	103,278
INEOS Group Holdings SA, 6.13%, 8/15/18 (b)	USD	342	344,565
Platform Specialty Products Corp., 6.50%, 2/01/22 (b)		1,995	1,735,650
PSPC Escrow II Corp., 10.38%, 5/01/21 (b)		156	159,120

			12,030,080
Commercial Services & Supplies — 1.1%
Abengoa Greenfield SA, 6.50%, 10/01/19 (a)(b)(e)		533	81,283
ADS Waste Holdings, Inc., 8.25%, 10/01/20		267	276,345
ARAMARK Corp., 5.75%, 3/15/20		1,599	1,662,960
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.16%, 12/01/17 (c)		190	190,475
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		164	143,500
Mobile Mini, Inc., 7.88%, 12/01/20		1,110	1,148,850
Modular Space Corp., 10.25%, 1/31/19 (b)		1,955	938,400
Silk Bidco AS, 7.50%, 2/01/22	EUR	150	168,499
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	760	802,750
8.25%, 2/01/21		76	79,705
7.63%, 4/15/22		2,393	2,572,475
Verisure Holding AB:
8.75%, 12/01/18	EUR	100	110,277
6.00%, 11/01/22		125	138,047

			8,313,566
Communications Equipment — 1.3%
Alcatel-Lucent USA, Inc.:
6.75%, 11/15/20 (b)	USD	1,296	1,371,479
6.45%, 3/15/29		855	876,375
Avaya, Inc., 7.00%, 4/01/19 (b)		283	222,863
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)		944	903,880
CommScope, Inc. (b):
4.38%, 6/15/20		574	578,305
5.50%, 6/15/24		272	261,120
Plantronics, Inc., 5.50%, 5/31/23 (b)		422	429,385
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		1,370	1,486,450

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
Zayo Group LLC/Zayo Capital, Inc. (continued):
6.00%, 4/01/23 (b)	USD	3,825	$3,681,562

			9,811,419
Construction & Engineering — 0.8%
Abengoa Finance SAU, 7.75%, 2/01/20 (b)		150	22,500
AECOM:
5.75%, 10/15/22		1,045	1,078,304
5.88%, 10/15/24		862	872,775
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		1,905	1,728,788
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		1,625	1,641,250
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		350	327,250

			5,670,867
Construction Materials — 1.0%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		117	120,510
HD Supply, Inc.:
7.50%, 7/15/20		4,769	5,031,295
5.25%, 12/15/21 (b)		2,250	2,337,187

			7,488,992
Consumer Finance — 1.2%
Ally Financial, Inc.:
6.25%, 12/01/17		30	31,650
5.13%, 9/30/24		2,320	2,403,984
4.63%, 3/30/25		216	216,000
8.00%, 11/01/31		4,791	5,713,267
Navient Corp.:
5.50%, 1/25/23		45	38,700
6.13%, 3/25/24		45	38,813
5.88%, 10/25/24		80	68,200

			8,510,614
Containers & Packaging — 1.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.51%, 12/15/19 (b)(c)		1,620	1,591,650
6.00%, 6/30/21 (b)		465	458,025
4.25%, 1/15/22	EUR	370	400,208
Beverage Packaging Holdings Luxembourg II SA (b):
5.63%, 12/15/16	USD	170	169,150
6.00%, 6/15/17		557	554,215

4	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	USD	1,575	$1,557,281
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		715	739,131
Crown European Holdings SA, 4.00%, 7/15/22	EUR	320	354,156
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (d)		100	110,493
Sealed Air Corp. (b):
6.50%, 12/01/20	USD	120	133,200
5.13%, 12/01/24		1,250	1,278,125
5.50%, 9/15/25		334	348,195
SGD Group SAS, 5.63%, 5/15/19	EUR	100	108,414
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)	USD	200	207,500

			8,009,743
Diversified Consumer Services — 0.1%
Laureate Education, Inc., 9.25%, 9/01/19 (b)		427	326,655
Service Corp. International, 4.50%, 11/15/20		307	311,221

			637,876
Diversified Financial Services — 1.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		572	587,730
5.00%, 10/01/21		860	892,250
4.63%, 7/01/22		725	733,156
Bank of America Corp.:
6.05%, 5/16/16		325	332,193
6.50%, 8/01/16		410	424,510
5.63%, 10/14/16		100	103,815
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	155,128
HSH Nordbank AG, 0.76%, 2/14/17 (c)	EUR	179	171,666
International Lease Finance Corp.:
5.88%, 4/01/19	USD	320	340,000
8.25%, 12/15/20		150	178,875
4.63%, 4/15/21		169	174,070
5.88%, 8/15/22		655	707,891
Jefferies Finance LLC/JFIN Co-Issuer Corp. (b):
7.38%, 4/01/20		625	605,469

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp. (b) (continued):
6.88%, 4/15/22	USD	716	$651,560
MSCI, Inc., 5.75%, 8/15/25 (b)		507	526,013
ProGroup AG, 5.13%, 5/01/22	EUR	130	144,605
Reynolds Group Issuer, Inc.:
9.88%, 8/15/19	USD	308	319,550
5.75%, 10/15/20		2,663	2,729,575
6.88%, 2/15/21		266	275,310
8.25%, 2/15/21		257	257,643
UniCredit SpA, 6.95%, 10/31/22	EUR	100	126,873

			10,437,882
Diversified Telecommunication Services — 2.1%
CenturyLink, Inc.:
6.45%, 6/15/21	USD	570	556,046
Series V, 5.63%, 4/01/20		823	815,799
Frontier Communications Corp.:
6.25%, 9/15/21		505	432,406
7.13%, 1/15/23		150	126,375
7.63%, 4/15/24		1,841	1,555,645
6.88%, 1/15/25		841	689,620
11.00%, 9/15/25 (b)		891	873,180
Level 3 Financing, Inc.:
4.10%, 1/15/18 (c)		646	650,845
6.13%, 1/15/21		1,217	1,275,428
5.38%, 8/15/22		2,475	2,491,719
5.13%, 5/01/23 (b)		1,120	1,111,600
5.38%, 1/15/24 (b)		712	712,890
5.38%, 5/01/25 (b)		2,312	2,297,550
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	100	141,703
Telecom Italia SpA:
6.38%, 6/24/19	GBP	200	332,257
3.25%, 1/16/23	EUR	150	164,602
5.88%, 5/19/23	GBP	300	498,588
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	319	365,688
6.75%, 8/15/24		322	375,931

			15,467,872
Electric Utilities — 0.2%
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (b)	USD	897	892,515
Homer City Generation LP (d):
(8.14% Cash), 8.14%, 10/01/19	USD	203	200,549

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Homer City Generation LP (d) (continued):
(8.73% Cash), 8.73%, 10/01/26	USD	458	$452,925

			1,545,989
Electrical Equipment — 0.0%
Belden, Inc., 5.50%, 4/15/23	EUR	209	224,462
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23	USD	326	327,630
Energy Equipment & Services — 0.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		2,195	1,009,700
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	200	162,759
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21	USD	18	16,380
6.75%, 8/01/22		182	169,260
GrafTech International Ltd., 6.38%, 11/15/20		150	72,000
MEG Energy Corp., 6.38%, 1/30/23 (b)		29	24,070
Peabody Energy Corp., 6.00%, 11/15/18		1,215	281,030
Precision Drilling Corp., 5.25%, 11/15/24		641	499,980
Transocean, Inc.:
3.00%, 10/15/17		509	481,005
6.00%, 3/15/18		674	643,670
6.50%, 11/15/20		220	173,800
4.30%, 10/15/22		75	48,000

			3,581,654
Food & Staples Retailing — 0.4%
CVS Health Corp., 4.75%, 12/01/22 (b)		203	219,263
Dollar Tree Inc., 5.25%, 3/01/20 (b)		219	226,665
Rite Aid Corp.:
9.25%, 3/15/20		435	464,906
6.75%, 6/15/21		32	34,080
6.13%, 4/01/23 (b)		1,954	2,071,240

			3,016,154
Food Products — 0.5%
Acosta Inc., 7.75%, 10/01/22 (b)		780	719,550
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		200	211,060
Boparan Finance PLC:
4.38%, 7/15/21	EUR	110	105,180

Corporate Bonds		Par (000)	Value
Food Products (continued)
Boparan Finance PLC (continued):
5.50%, 7/15/21	GBP	145	$197,638
Post Holdings, Inc. (b):
7.75%, 3/15/24	USD	837	868,387
8.00%, 7/15/25		508	532,130
Smithfield Foods, Inc.:
5.88%, 8/01/21(b)		257	265,353
6.63%, 8/15/22		849	899,940
WhiteWave Foods Co., 5.38%, 10/01/22		239	254,236

			4,053,474
Health Care Equipment & Supplies — 0.7%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (b)		595	486,412
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		1,542	1,387,800
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		1,495	1,614,600
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.63%, 10/15/23 (b)		401	345,863
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b):
4.88%, 4/15/20		350	316,750
5.75%, 8/01/22		990	876,150

			5,027,575
Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		1,990	1,950,200
Alere, Inc.:
7.25%, 7/01/18		1,500	1,550,865
6.38%, 7/01/23 (b)		406	411,075
Amsurg Corp., 5.63%, 7/15/22		2,628	2,582,010
Care UK Health & Social Care PLC, 5.58%, 7/15/19 (c)	GBP	100	139,465
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	776	791,520
6.88%, 2/01/22		2,134	2,064,645
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		3,127	3,119,182
5.00%, 5/01/25		1,229	1,179,840
ExamWorks Group, Inc., 5.63%, 4/15/23		468	465,660
HCA Holdings, Inc., 6.25%, 2/15/21		510	541,875
HCA, Inc.:
3.75%, 3/15/19		1,048	1,058,480

6	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued):
6.50%, 2/15/20	USD	1,744	$1,929,300
7.50%, 2/15/22		1,055	1,178,962
5.88%, 3/15/22		1,148	1,231,230
4.75%, 5/01/23		1,898	1,883,765
5.00%, 3/15/24		450	453,375
5.38%, 2/01/25		879	863,618
HealthSouth Corp., 5.75%, 11/01/24		274	264,410
Hologic, Inc., 5.25%, 7/15/22 (b)		515	535,600
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (b)		128	128,160
Tenet Healthcare Corp.:
6.25%, 11/01/18		607	640,385
4.75%, 6/01/20		1,190	1,201,900
4.01%, 6/15/20 (b)(c)		989	975,401
6.00%, 10/01/20		2,918	3,100,375
4.50%, 4/01/21		24	23,700
8.13%, 4/01/22		707	704,791

			30,969,789
Hotels, Restaurants & Leisure — 2.3%
Boyd Gaming Corp., 6.88%, 5/15/23		1,137	1,189,586
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (b)(d)		204	203,490
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		660	696,300
5.50%, 12/01/24		2,678	2,691,390
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	275	284,740
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)	USD	455	449,313
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		391	401,264
International Game Technology PLC, 6.25%, 2/15/22 (b)		200	190,376
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	100	98,251
Jarden Corp., 5.00%, 11/15/23 (b)	USD	260	266,793
MGM Resorts International:
5.25%, 3/31/20		1,175	1,177,937
6.75%, 10/01/20		330	344,748
6.63%, 12/15/21		1,000	1,042,500
6.00%, 3/15/23		1,108	1,097,612
New Red Finance, Inc., 6.00%, 4/01/22 (b)		1,055	1,094,563
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		597	632,820

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	$109,089
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23	USD	412	416,120
Sabre GLBL, Inc. (b):
5.38%, 4/15/23		388	388,000
5.25%, 11/15/23		221	217,685
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		842	861,955
Snai SpA, 7.63%, 6/15/18	EUR	245	253,698
Station Casinos LLC, 7.50%, 3/01/21	USD	1,938	2,054,280
Tropicana Entertainment LLC/Tropicana Finance Corp., 1.00%, 12/15/15 (a)(e)		800	—
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27	GBP	406	609,394
Series N, 6.46%, 3/30/32		200	257,091

			17,028,995
Household Durables — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)	USD	556	511,520
Beazer Homes USA, Inc.:
6.63%, 4/15/18		935	951,362
5.75%, 6/15/19		646	610,470
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		285	267,900
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		193	171,770
Lennar Corp.:
4.75%, 11/15/22		110	109,725
4.88%, 12/15/23		465	465,000
Meritage Homes Corp., 4.50%, 3/01/18		589	596,363
Ryland Group, Inc., 6.63%, 5/01/20		130	143,325
Shea Homes LP/Shea Homes Funding Corp. (b):
5.88%, 4/01/23		858	885,885
6.13%, 4/01/25		868	896,210
Standard Pacific Corp.:
10.75%, 9/15/16		565	601,725
8.38%, 1/15/21		1,735	2,034,287
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		374	374,935

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Household Durables (continued)
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19	USD	615	$610,388
5.88%, 6/15/24		420	416,850

			9,647,715
Household Products — 0.4%
Spectrum Brands, Inc.:
6.38%, 11/15/20		315	337,050
6.63%, 11/15/22		1,810	1,932,175
5.75%, 7/15/25 (b)		672	693,000

			2,962,225
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.:
7.38%, 7/01/21		559	575,770
5.50%, 3/15/24		981	893,877
Calpine Corp.:
5.38%, 1/15/23		768	716,160
5.50%, 2/01/24		627	582,326
Dynegy, Inc., 6.75%, 11/01/19		750	732,660
NRG Energy, Inc.:
7.88%, 5/15/21		138	137,655
6.25%, 7/15/22		403	372,775
6.63%, 3/15/23		47	43,240
6.25%, 5/01/24		972	879,660
NRG Yield Operating LLC, 5.38%, 8/15/24		395	359,261
QEP Resources, Inc., 5.38%, 10/01/22		1,590	1,431,000

			6,724,384
Insurance — 0.2%
CNO Financial Group, Inc., 4.50%, 5/30/20		40	40,800
Genworth Holdings, Inc., 4.80%, 2/15/24		295	216,825
HUB International Ltd., 7.88%, 10/01/21 (b)		400	384,000
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	150	221,512
Trader Corp., 9.88%, 8/15/18 (b)	USD	725	762,156
UNIQA Insurance Group AG, 6.00%, 7/27/46 (c)	EUR	100	111,154

			1,736,447
Internet Software & Services — 0.4%
Equinix, Inc., 5.88%, 1/15/26 (i)	USD	997	1,011,955
IAC/InterActiveCorp, 4.88%, 11/30/18		700	716,625

Corporate Bonds		Par (000)	Value
Internet Software & Services (continued)
Interactive Data Corp., 5.88%, 4/15/19 (b)	USD	910	$928,200

			2,656,780
IT Services — 2.1%
Audatex North America, Inc., 6.00%, 6/15/21 (b)		1,125	1,134,844
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		795	624,075
First Data Corp. (b):
5.38%, 8/15/23		1,806	1,841,000
7.00%, 12/01/23		6,022	6,074,693
5.00%, 1/15/24		1,141	1,141,000
5.75%, 1/15/24		4,226	4,226,000
WEX, Inc., 4.75%, 2/01/23 (b)		601	555,925

			15,597,537
Machinery — 0.0%
SPX FLOW Inc, 6.88%, 9/01/17		65	68,737
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	103	110,321

			179,058
Media — 8.1%
Adria Bidco BV, 7.88%, 11/15/20		200	225,679
Altice Financing SA:
6.50%, 1/15/22 (b)	USD	1,260	1,266,300
5.25%, 2/15/23	EUR	200	215,536
6.63%, 2/15/23 (b)	USD	1,230	1,220,000
Altice SA:
7.25%, 5/15/22	EUR	502	514,540
7.75%, 5/15/22 (b)	USD	895	836,825
6.25%, 2/15/25	EUR	101	93,506
7.63%, 2/15/25 (b)	USD	1,221	1,068,375
Altice US Finance I Corp., 5.38%, 7/15/23 (b)		2,912	2,912,000
Altice US Finance II Corp., 7.75%, 7/15/25 (b)		744	716,100
Altice US Finance SA, 7.75%, 7/15/25 (b)		825	792,000
AMC Networks, Inc.:
7.75%, 7/15/21		1,005	1,068,355
4.75%, 12/15/22		156	155,025
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21		620	648,415
5.13%, 2/15/23		380	377,906

8	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued) :
5.88%, 5/01/27 (b)	USD	155	$153,838
CCO Safari II LLC, 4.91%, 7/23/25 (b)		1,300	1,319,792
CCOH Safari LLC, 5.75%, 2/15/26 (b)		1,684	1,692,420
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(e)		669	—
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,364	1,323,080
6.50%, 11/15/22		3,826	3,756,982
Columbus International, Inc., 7.38%, 3/30/21 (b)		850	895,687
CSC Holdings LLC, 5.25%, 6/01/24		215	182,213
DISH DBS Corp.:
4.25%, 4/01/18		1,460	1,452,700
5.88%, 11/15/24		1,728	1,546,560
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		198	196,020
Gray Television, Inc., 7.50%, 10/01/20		422	437,825
iHeartCommunications, Inc.:
9.00%, 12/15/19		450	326,250
9.00%, 3/01/21		1,356	931,911
9.00%, 9/15/22		930	634,725
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		3,792	2,825,040
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		232	243,890
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		265	269,638
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		538	544,052
Neptune Finco Corp. (b):
10.13%, 1/15/23		912	953,040
6.63%, 10/15/25		951	985,474
10.88%, 10/15/25		431	455,782
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		410	407,437
Numericable Group SA:
4.88%, 5/15/19 (b)		3,155	3,147,112
5.38%, 5/15/22	EUR	135	148,340
6.00%, 5/15/22 (b)	USD	1,765	1,742,937
5.63%, 5/15/24	EUR	295	321,033
6.25%, 5/15/24 (b)	USD	330	325,050

Corporate Bonds		Par (000)	Value
Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	130	$133,413
5.63%, 2/15/24		115	118,450
5.63%, 2/15/24 (b)		127	131,128
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		485	494,700
Sirius XM Radio, Inc. (b):
4.25%, 5/15/20		141	141,705
5.75%, 8/01/21		464	479,614
4.63%, 5/15/23		60	58,050
5.38%, 4/15/25		2,636	2,609,640
Sterling Entertainment Corp., 9.75%, 12/15/19		1,300	1,300,000
TEGNA, Inc.:
5.13%, 10/15/19		215	223,600
4.88%, 9/15/21 (b)		466	468,330
5.50%, 9/15/24 (b)		289	291,167
Tribune Media Co., 5.88%, 7/15/22 (b)		938	938,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (b)		1,270	1,276,350
4.00%, 1/15/25	EUR	298	314,065
3.50%, 1/15/27		200	199,688
Univision Communications, Inc. (b):
8.50%, 5/15/21	USD	1,820	1,892,800
5.13%, 5/15/23		3,190	3,086,325
5.13%, 2/15/25		942	910,207
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (b)		1,152	1,186,560
4.88%, 1/15/27	GBP	100	142,399
6.25%, 3/28/29		453	692,497
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	1,300	1,267,500
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	168	169,424
5.88%, 1/15/25 (b)	USD	1,895	1,781,300

			59,636,302
Metals & Mining — 2.2%
Alcoa, Inc.:
6.15%, 8/15/20		1,395	1,454,287
5.13%, 10/01/24		1,756	1,661,615
Constellium NV (b):
8.00%, 1/15/23		2,600	2,236,000
5.75%, 5/15/24		1,175	881,250

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
First Quantum Minerals Ltd. (b):
7.00%, 2/15/21	USD	145	$92,166
7.25%, 5/15/22		435	268,613
Glencore Finance Europe SA, 4.63%, 4/03/18	EUR	100	100,372
Global Brass & Copper, Inc., 9.50%, 6/01/19	USD	740	789,950
Kaiser Aluminum Corp., 8.25%, 6/01/20		550	582,312
Novelis, Inc.:
8.38%, 12/15/17		215	212,850
8.75%, 12/15/20		4,671	4,542,547
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		673	566,922
Steel Dynamics, Inc.:
5.13%, 10/01/21		790	768,275
6.38%, 8/15/22		595	602,437
5.25%, 4/15/23		155	148,800
5.50%, 10/01/24		23	21,965
Teck Resources Ltd.:
3.00%, 3/01/19		340	228,863
5.20%, 3/01/42		227	104,988
5.40%, 2/01/43		103	47,380
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		1,555	1,228,450

			16,540,042
Multi-Utilities — 0.0%
CE Energy AS, 7.00%, 2/01/21	EUR	175	190,295
Multiline Retail — 0.9%
Dollar Tree Inc., 5.75%, 3/01/23 (b)	USD	4,263	4,422,862
Hema Bondco I BV, 6.25%, 6/15/19	EUR	250	195,462
House of Fraser Funding PLC, 6.34%, 9/15/20 (c)	GBP	100	150,761
Neiman Marcus Group Ltd. (b):
8.00%, 10/15/21	USD	1,955	1,744,837
(8.75% Cash or 9.50% PIK), 8.75%, 10/15/21 (d)		150	133,500

			6,647,422
Offshore Drilling & Other Services — 0.2%
Sensata Technologies BV (b):
5.63%, 11/01/24		220	223,300
5.00%, 10/01/25		1,002	946,890

			1,170,190

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels — 4.9%
Antero Resources Corp., 5.13%, 12/01/22	USD	26	$23,660
Antero Resources Finance Corp., 5.38%, 11/01/21		750	690,000
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		239	187,615
California Resources Corp.:
5.00%, 1/15/20		326	207,825
5.50%, 9/15/21		895	537,000
6.00%, 11/15/24		2,598	1,558,800
Concho Resources, Inc.:
6.50%, 1/15/22		172	175,440
5.50%, 4/01/23		1,398	1,363,050
CONSOL Energy, Inc., 5.88%, 4/15/22		3,746	2,453,630
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22		57	48,735
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		740	752,950
Denbury Resources, Inc.:
5.50%, 5/01/22		421	261,020
4.63%, 7/15/23		49	28,420
Energy Transfer Equity LP:
7.50%, 10/15/20		345	360,525
5.88%, 1/15/24		1,302	1,204,350
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23		336	257,040
Halcon Resources Corp., 8.63%, 2/01/20 (b)		502	395,325
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (b)		461	414,614
Laredo Petroleum, Inc., 7.38%, 5/01/22		153	149,175
Linn Energy LLC/Linn Energy Finance Corp., 12.00%, 12/15/20 (b)		24	14,760
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/23		10	8,875
4.88%, 6/01/25		655	582,950
MEG Energy Corp. (b):
6.50%, 3/15/21		2,599	2,235,140
7.00%, 3/31/24		1,011	856,822
Memorial Resource Development Corp., 5.88%, 7/01/22		1,262	1,176,815

10	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC, 9.63%, 6/01/19 (b)	USD	435	$378,450
Noble Energy, Inc., 5.63%, 5/01/21		479	483,787
Oasis Petroleum, Inc.:
7.25%, 2/01/19		495	469,012
6.50%, 11/01/21		555	471,750
6.88%, 1/15/23		200	172,500
Paramount Resources, Ltd., 6.88%, 6/30/23 (b)		388	333,680
PDC Energy, Inc., 7.75%, 10/15/22		510	515,100
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		210	177,975
Range Resources Corp.:
5.75%, 6/01/21		277	258,303
5.00%, 8/15/22		10	8,850
5.00%, 3/15/23		23	20,355
Rockies Express Pipeline LLC (b):
6.85%, 7/15/18		224	229,040
6.00%, 1/15/19		110	108,900
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22		339	284,760
RSP Permian, Inc., 6.63%, 10/01/22		356	353,775
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		745	720,787
6.25%, 3/15/22		104	100,490
5.63%, 4/15/23		3,962	3,654,945
5.75%, 5/15/24		962	887,445
5.63%, 3/01/25 (b)		442	405,535
Sabine Pass LNG LP, 7.50%, 11/30/16		3,335	3,401,700
Sanchez Energy Corp., 6.13%, 1/15/23		1,057	726,687
SandRidge Energy, Inc.:
8.75%, 1/15/20		91	16,153
7.50%, 2/15/23		1,082	170,415
Seven Generations Energy Ltd. (b):
8.25%, 5/15/20		1,510	1,464,700
6.75%, 5/01/23		365	322,113
SM Energy Co., 6.13%, 11/15/22		1,730	1,656,475
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (b)		833	861,114
Whiting Petroleum Corp., 5.00%, 3/15/19		839	788,660
Williams Cos., Inc.:
3.70%, 1/15/23		132	106,180
4.55%, 6/24/24		456	374,043

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc., 5.25%, 9/15/24	USD	210	$173,775

			36,041,990
Paper & Forest Products — 0.0%
International Paper Co., 7.30%, 11/15/39		5	5,972
Pharmaceuticals — 2.3%
Capsugel SA, (7.00% Cash or 7.75% PIK), 7.00%, 5/15/19 (b)(d)		171	172,069
Endo Finance LLC, 5.75%, 1/15/22 (b)		380	362,900
Endo Finance LLC/Endo Finco, Inc. (b):
7.50%, 12/15/20		167	173,054
7.25%, 1/15/22		145	146,087
6.00%, 7/15/23		1,018	979,825
6.00%, 2/01/25		1,693	1,608,350
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	275	307,171
Ephios Holdco II PLC, 8.25%, 7/01/23		100	109,089
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	USD	937	951,055
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/238 (b)		1,330	1,276,800
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		1,221	1,190,475
5.38%, 3/15/20 (b)		869	777,755
7.00%, 10/01/20 (b)		1,516	1,409,880
6.38%, 10/15/20 (b)		1,152	1,055,520
7.50%, 7/15/21 (b)		2,026	1,914,732
5.63%, 12/01/21 (b)		870	759,075
7.25%, 7/15/22 (b)		1,010	914,050
5.50%, 3/01/23 (b)		637	546,227
4.50%, 5/15/23	EUR	300	264,666
5.88%, 5/15/23 (b)	USD	1,388	1,200,620
6.13%, 4/15/25 (b)		916	792,340

			16,911,740
Professional Services — 0.1%
Truven Health Analytics, Inc., 10.63%, 6/01/20		380	393,300
Real Estate Investment Trusts (REITs) — 0.3%
Corrections Corp. of America, 4.63%, 5/01/23		76	72,105
Felcor Lodging LP, 5.63%, 3/01/23		377	389,253

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	513	$534,136
iStar Financial, Inc.:
4.00%, 11/01/17		535	520,287
5.00%, 7/01/19		375	363,750

			1,879,531
Real Estate Management & Development — 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp. (b):
4.50%, 4/15/19		1,181	1,222,335
5.25%, 12/01/21		798	825,930
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		245	249,900

			2,298,165
Road & Rail — 0.6%
EC Finance PLC, 5.13%, 7/15/21	EUR	215	238,596
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)	USD	1,338	1,311,240
Hertz Corp.:
7.50%, 10/15/18		1,555	1,586,100
7.38%, 1/15/21		1,122	1,167,452
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		350	348,250

			4,651,638
Semiconductors & Semiconductor Equipment — 0.4%
Micron Technology, Inc., 5.25%, 1/15/24 (b)		465	432,450
NXP BV/NXP Funding LLC (b):
4.13%, 6/15/20		1,064	1,060,010
5.75%, 2/15/21		1,020	1,065,900
4.63%, 6/15/22		325	320,937

			2,879,297
Software — 0.7%
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (b)(d)		793	615,566
Infor US, Inc., 6.50%, 5/15/22 (b)		1,352	1,199,900
Informatica LLC, 7.13%, 7/15/23 (b)		350	336,000
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		2,270	2,304,050

Corporate Bonds		Par (000)	Value
Software (continued)
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (b)	USD	410	$425,375

			4,880,891
Specialty Retail — 0.6%
L Brands, Inc., 6.88%, 11/01/35 (b)		1,053	1,079,325
Magnolia BC SA, 9.00%, 8/01/20	EUR	220	250,746
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	300	454,446
Penske Automotive Group, Inc., 5.38%, 12/01/24	USD	1,100	1,113,750
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		146	152,205
5.50%, 11/01/23		570	588,169
Sonic Automotive, Inc., 5.00%, 5/15/23		146	139,795
THOM Europe SAS, 7.38%, 7/15/19	EUR	285	318,822

			4,097,258
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co.:
6.88%, 5/01/22	USD	405	437,400
5.00%, 5/01/25		394	393,015
PVH Corp., 4.50%, 12/15/22		122	120,170
William Carter Co., 5.25%, 8/15/21		469	481,898

			1,432,483
Tobacco — 0.0%
Altria Group, Inc., 9.95%, 11/10/38		17	27,359
Trading Companies & Distributors — 0.1%
Ashtead Capital, Inc. (b):
6.50%, 7/15/22		539	563,255
5.63%, 10/01/24		525	534,188

			1,097,443
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		459	470,475
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (b)(d)		1,126	709,190

			1,179,665
Wireless Telecommunication Services — 3.6%
Communications Sales & Leasing, Inc., 6.00%, 4/15/23 (b)		600	567,000
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		830	738,700

12	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Crown Castle International Corp.:
4.88%, 4/15/22	USD	157	$160,533
5.25%, 1/15/23		115	119,169
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		375	412,322
Digicel Group Ltd., 7.13%, 4/01/22 (b)		485	390,769
Digicel Ltd., 6.00%, 4/15/21 (b)		2,228	1,988,490
Geo Group, Inc.:
5.88%, 1/15/22		90	88,763
5.88%, 10/15/24		360	351,450
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	98,391
SBA Communications Corp., 4.88%, 7/15/22	USD	2,400	2,385,000
Sprint Communications, Inc. (b):
9.00%, 11/15/18		7,557	8,161,560
7.00%, 3/01/20		2,845	2,903,678
Sprint Corp.:
7.88%, 9/15/23		2,604	2,096,220
7.13%, 6/15/24		1,476	1,129,140
T-Mobile USA, Inc.:
6.63%, 4/28/21		455	470,356
6.13%, 1/15/22		81	82,661
6.73%, 4/28/22		295	303,850
6.00%, 3/01/23		588	590,940
6.84%, 4/28/23		85	87,338
6.50%, 1/15/24		584	588,380
6.38%, 3/01/25		620	616,900
6.50%, 1/15/26		1,316	1,314,355
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	668	714,597

			26,360,562
Total Corporate Bonds - 58.3%			430,428,981

Floating Rate Loan Interests (c)
Aerospace & Defense — 0.7%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21	USD	1,426	1,424,853
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		99	96,371
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,375	1,404,219
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		700	677,391

Floating Rate Loan Interests (c)		Par (000)	Value
Aerospace & Defense (continued)
Transdigm, Inc. (continued):
Term Loan C, 3.75%, 2/28/20	USD	985	$959,557
Term Loan D, 3.75%, 6/04/21		839	817,132

			5,379,523
Air Freight & Logistics — 0.5%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		982	845,746
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		1,020	878,498
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		156	134,749
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,406	1,211,722
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		920	915,980

			3,986,695
Airlines — 0.7%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		2,930	2,923,312
Northwest Airlines, Inc.:
2.39%, 3/10/17		246	244,200
1.77%, 9/10/18		453	438,925
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		1,264	1,252,746

			4,859,183
Auto Components — 1.6%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		665	661,940
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		2,067	1,550,151
2nd Lien Term Loan, 11.00%, 1/29/18		1,890	894,594
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		1,223	1,207,922
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,478	1,204,973
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		5,300	4,944,030
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		1,003	1,002,501

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)		Par (000)	Value
Auto Components (continued)
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20	USD	432	$432,000

			11,898,111
Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		594	589,954
2nd Lien Term Loan, 8.25%, 6/03/21		378	366,915

			956,869
Building Materials — 0.3%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		895	861,438
2015 Term Loan, 4.75%, 7/28/22		1,672	1,598,516

			2,459,954
Building Products — 2.0%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		1,619	1,605,283
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,960	3,831,224
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		1,397	1,350,717
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 3/13/22		295	286,007
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		2,184	2,174,635
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		2,004	1,971,902
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,197	1,189,040
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		408	398,311
Term Loan B, 4.00%, 10/31/19		2,266	2,213,540

			15,020,659
Capital Markets — 0.4%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		982	912,468
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		651	649,463

Floating Rate Loan Interests (c)		Par (000)	Value
Capital Markets (coutinued)
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20	USD	1,393	$1,379,638

			2,941,569
Chemicals — 2.0%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		238	235,658
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		124	122,272
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		2,787	2,757,214
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		73	71,855
Chromaflo Technologies Corp., 2nd Lien Term Loan, 8.25%, 6/02/20		405	372,586
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		100	81,486
Ineos US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		1,007	986,301
MacDermid, Inc.:
1st Lien Term Loan, 4.50%, 6/07/20		2,359	2,284,914
Term Loan B3, 4.50%, 6/07/20		580	563,870
OXEA Finance LLC:
2nd Lien Term Loan, 9.50%, 7/15/20		1,155	1,041,429
Term Loan B2, 4.25%, 1/15/20		1,465	1,399,171
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		519	513,902
2015 2nd Lien Term Loan, 8.50%, 6/19/23		655	648,994
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		1,179	1,153,701
2nd Lien Term Loan, 7.75%, 7/31/22		1,915	1,737,862
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		652	632,337

			14,603,552
Commercial Services & Supplies — 3.1%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		2,503	2,443,208
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		2,522	2,508,430
Term Loan F, 3.25%, 2/24/21		1,208	1,194,912

14	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)		Par (000)	Value
Commercial Services & Supplies (continued)
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20	USD	2,462	$2,269,848
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		2,089	2,064,425
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		2,008	1,977,302
2nd Lien Term Loan, 8.00%, 5/14/22		2,125	2,105,514
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		2,839	2,775,289
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		841	783,906
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		3,175	3,082,485
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		654	652,920
West Corp., Term Loan B10, 3.25%, 6/30/18		1,248	1,227,555

			23,085,794
Communications Equipment — 1.3%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		599	588,336
2nd Lien Term Loan, 7.50%, 1/24/22		540	517,725
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		1,278	966,536
CommScope, Inc., Term Loan B5, 3.75%, 12/29/22		555	547,890
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		385	384,188
Telesat Canada, Term Loan A, 3.89%, 3/24/17	CAD	2,038	1,520,541
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21	USD	4,824	4,764,914

			9,290,130
Construction & Engineering — 0.1%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21		590	589,677
Construction Materials — 0.2%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		590	586,312

Floating Rate Loan Interests (c)		Par (000)	Value
Construction Materials (continued)
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20	USD	1,116	$1,089,072

			1,675,384
Containers & Packaging — 0.8%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		429	425,096
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		979	966,888
Term Loan F, 4.00%, 10/01/22		3,571	3,544,282
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		1,076	1,044,417

			5,980,683
Distributors — 0.2%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		939	931,266
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		299	298,375

			1,229,641
Diversified Consumer Services — 1.5%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		2,655	2,595,709
2nd Lien Term Loan, 8.00%, 8/13/21		599	564,554
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.50%, 1/30/20		1,497	1,498,214
Term Loan B, 4.00%, 1/30/20		1,527	1,523,252
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		4,971	4,936,455

			11,118,184
Diversified Financial Services — 0.8%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		525	520,737
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		945	939,094
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		2,393	2,380,777
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		285	284,310

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Financial Services (continued)
TransFirst, Inc., Incremental Term Loan B, 4.75%, 11/12/21	USD	1,489	$1,475,733

			5,600,651
Diversified Telecommunication Services — 2.3%
Altice Financing SA, Term Loan:
Delayed Draw, 5.50%, 7/02/19		404	404,095
5.25%, 2/04/22		1,096	1,087,686
Cequel Communications LLC, Term Loan B, 3.50%, 2/14/19		350	344,750
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,811	1,796,176
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		1,766	1,714,222
2nd Lien Term Loan, 9.75%, 2/21/20		1,063	1,038,619
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		8,605	8,589,941
2019 Term Loan, 4.00%, 8/01/19		1,305	1,302,214
Virgin Media Investment Holdings Ltd., Term Loan F, 3.50%, 6/30/23		687	675,799

			16,953,502
Electrical Equipment — 0.3%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16		1,227	1,222,425
Extended Term Loan, 4.68%, 10/10/17 (a)(e)		2,375	805,125

			2,027,550
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, Term Loan, 3.25%, 4/29/20		1,395	1,342,669
Energy Equipment & Services — 0.7%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		2,542	2,490,320
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		3,269	3,066,737

			5,557,057

Floating Rate Loan Interests (c)		Par (000)		Value
Food & Staples Retailing — 0.9%
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22	USD	1,240		$1,233,279
2nd Lien Term Loan, 8.50%, 8/03/23		65		65,023
New Albertson’s, Inc., Term Loan, 4.75%, 6/27/21		1,054		1,044,935
Rite Aid Corp.:
5.75%, 8/21/20		695		697,029
4.88%, 6/21/21		1,475		1,475,457
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		1,390		1,383,430
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,142		1,131,378

				7,030,531
Food Products — 1.5%
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		2,777		2,767,034
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,589		1,579,424
Pabst Brewing Co., Inc., Term Loan, 5.75%, 10/21/21		1,549		1,542,994
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,585		1,579,511
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		1,846		1,826,612
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		—	(j)	416
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,819		1,498,024
2nd Lien Term Loan, 10.75%, 11/01/19		995		597,000

				11,391,015
Health Care Equipment & Supplies — 2.1%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		1,582		1,560,161
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		1,678		1,667,993
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		2,688		2,623,287
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		96		94,606

16	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Equipment & Supplies (continued)
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18	USD	2,401	$2,310,915
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		1,632	1,605,925
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21		536	513,872
Millennium Health LLC, Term Loan B, 6.50%, 4/16/21		1,072	428,738
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		2,463	2,395,614
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		2,283	2,140,147

			15,341,258
Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		479	480,178
Air Medical Group Holdings, Inc., Term Loan B, 4.50%, 4/28/22		632	617,500
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		1,926	1,908,107
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		2,724	2,685,387
Community Health Systems, Inc.:
Term Loan F, 3.48%, 12/31/18		1,379	1,353,172
Term Loan G, 3.75%, 12/31/19		2,084	2,037,279
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		1,443	1,436,445
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		6,922	6,882,848
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		1,089	1,086,229
B2, 3.88%, 10/28/22		805	800,218
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		1,185	1,197,042
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		1,349	1,310,744
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		679	660,758
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		665	653,363
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		985	976,712
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		448	444,392
Team Health Inc., Term Loan B, 4.50%, 11/06/22		2,255	2,238,088

Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services (continued)
U.S. Renal Care, Inc.:
2013 Term Loan, 4.25%, 7/03/19	USD	1,985	$1,976,137
2015 Term Loan B, 5.25%, 11/06/22		1,125	1,116,563

			29,861,162
Health Care Technology — 0.5%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		2,576	2,545,870
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		1,291	1,281,473

			3,827,343
Hotels, Restaurants & Leisure — 4.8%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		1,594	1,525,839
2nd Lien Term Loan, 8.00%, 8/01/22		2,200	2,172,253
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,382	1,372,837
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,750	1,583,434
Burger King Newco Unlimited Liability Co., 2015 Term Loan B, 3.75%, 12/12/21		4,219	4,191,671
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		8,432	7,870,361
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		1,080	1,072,808
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		1,515	1,505,722
Intrawest ULC, Term Loan, 4.75%, 12/09/20		997	994,126
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		4,330	4,245,974
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		1,617	1,587,379
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,153	2,139,228
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		450	449,055
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		632	627,757
Term Loan B, 4.00%, 2/19/19		866	858,497

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.:
2014 Term Loan B1, 6.00%, 10/18/20	USD	976	$903,467
2014 Term Loan B2, 6.00%, 10/01/21		993	917,358
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,881	1,865,237

			35,883,003
Household Products — 0.5%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		1,478	1,382,413
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22		2,162	2,157,732

			3,540,145
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Construction Finance Co., LP, Term Loan B1, 3.00%, 5/03/20		803	767,390
Calpine Corp., Term Loan B6, 4.00%, 1/13/23		1,180	1,168,200
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 6/19/16		2,104	2,095,515
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		1,695	1,576,284
Term Loan C, 5.00%, 12/19/21		75	69,880

			5,677,269
Industrial Conglomerates — 0.1%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		693	500,731
Insurance — 0.7%
Asurion LLC, Term Loan B1, 5.00%, 5/24/19		1,115	1,049,325
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		1,019	974,288
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,645	1,590,124
2nd Lien Term Loan, 6.75%, 2/28/22		1,650	1,515,245

			5,128,982

Floating Rate Loan Interests (c)		Par (000)	Value
Internet Software & Services — 0.8%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21	USD	2,419	$2,407,617
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		3,133	3,125,138
W3 Co., 2nd Lien Term Loan, 9.25%, 9/11/20		289	164,887

			5,697,642
IT Services — 2.5%
Blue Coat Holdings Inc., 2015 Term Loan, 4.50%, 5/20/22		1,330	1,290,938
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 6/01/22		1,646	1,613,846
First Data Corp.:
2018 Extended Term Loan, 3.71%, 3/24/18		12,272	12,133,855
2018 Term Loan, 3.71%, 9/24/18		1,935	1,914,837
2021 Extended Term Loan, 4.21%, 3/24/21		385	383,179
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		1,233	1,230,478

			18,567,133
Machinery — 0.7%
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		697	689,723
Term Loan B3, 4.25%, 8/30/20		212	209,887
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		566	565,374
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,574	1,536,838
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,105	1,843,005

			4,844,827
Media — 5.2%
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20		3,429	3,371,936
Term Loan, 0.00%, 7/03/16 (a)(e)		2,596	—
Charter Communications Operating LLC, Term Loan I, 3.50%, 1/24/23		4,610	4,597,645

18	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)		Par (000)	Value
Media (continued)
Clear Channel Communications, Inc., Term Loan D, 6.98%, 1/30/19	USD	3,467	$2,501,172
CSC Holdings LLC, Term Loan B, 2.73%, 4/17/20		1,108	1,097,126
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		1,684	1,612,448
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,191	1,111,683
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/16/20		613	609,438
Media General, Inc., Term Loan B, 4.00%, 7/31/20		541	536,788
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		3,310	3,298,183
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,676	1,639,560
Term Loan B2, 4.50%, 5/21/20		1,450	1,418,442
Term Loan B6, 4.75%, 1/31/23		1,280	1,252,006
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,950	1,906,704
Tribune Media Co., Term Loan, 3.75%, 12/27/20		2,587	2,570,409
TWCC Holding Corp., Term Loan B1, 5.75%, 2/11/20		1,060	1,058,573
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		4,405	4,333,531
WideOpenWest Finance LLC, 2015 Term Loan B, 4.50%, 4/01/19		1,454	1,414,247
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		1,561	1,521,981
Term Loan B2A, 3.50%, 1/15/22		1,023	997,365
Term Loan B3, 3.50%, 1/15/22		1,682	1,640,311

			38,489,548
Metals & Mining — 0.3%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		530	23,187
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		2,265	2,197,419

			2,220,606
Multiline Retail — 1.3%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		2,298	2,249,647

Floating Rate Loan Interests (c)		Par (000)	Value
Multiline Retail (continued)
BJ’s Wholesale Club, Inc. (continued):
2nd Lien Term Loan, 8.50%, 3/26/20	USD	785	$749,023
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		2,852	2,839,047
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		882	877,529
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		2,859	2,670,055

			9,385,301
Oil, Gas & Consumable Fuels — 1.6%
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		973	973,492
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,693	848,147
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		2,223	2,004,713
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		192	53,232
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		2,050	1,927,000
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		200	191,126
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,504	1,364,551
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		189	146,604
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		780	655,305
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		627	431,106
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,899	1,906,363
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		1,194	1,180,308

			11,681,947
Personal Products — 0.1%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		1,120	1,113,961
Pharmaceuticals — 3.2%
Akorn, Inc., Term Loan B, 6.00%, 4/16/21		1,678	1,604,635
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		2,935	2,883,638

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)		Par (000)	Value
Pharmaceuticals (continued)
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.23%, 2/27/21	USD	3,723	$3,689,455
Horizon Pharma Holdings USA, Inc., Term Loan B, 4.50%, 5/07/21		349	305,918
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		4,174	4,058,922
JLL/Delta Dutch Newco BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		2,090	2,020,498
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		1,036	976,131
Series D2 Term Loan B, 3.50%, 2/13/19		1,521	1,432,052
Series E Term Loan B, 3.75%, 8/05/20		1,492	1,402,922
Term Loan B F1, 4.00%, 4/01/22		6,003	5,659,688

			24,033,859
Professional Services — 2.4%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		1,349	1,289,115
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,817	1,757,077
2014 2nd Lien Term Loan, 7.50%, 7/25/22		1,870	1,700,765
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,465	3,424,888
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/05/22		1,438	1,433,342
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,110	1,068,836
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		5,619	5,470,510
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,698	1,660,080

			17,804,613
Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		469	432,491
Real Estate Management & Development — 1.1%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,441	1,430,736

Floating Rate Loan Interests (c)		Par (000)	Value
Real Estate Management & Development (continued)
DTZ US Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21	USD	2,090	$2,050,580
Realogy Corp.:
Extended Letter of Credit, 0.05%, 10/10/16		629	619,940
Term Loan B, 3.75%, 3/05/20		4,322	4,300,304

			8,401,560
Road & Rail — 0.2%
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		614	595,998
2nd Lien Term Loan, 7.75%, 9/30/21		1,175	1,116,250

			1,712,248
Semiconductors & Semiconductor Equipment — 2.5%
Avago Technologies Cayman Ltd., Term Loan B:
2015, 4.25%, 11/06/22		7,575	7,493,569
3.75%, 5/06/21		3,768	3,763,396
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		3,202	3,196,213
Term Loan B5, 5.00%, 1/15/21		402	401,334
NXP BV, 2015 Term Loan B, 3.75%, 10/30/20		3,732	3,708,668

			18,563,180
Software — 2.4%
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		624	611,520
Term Loan B, 4.25%, 11/01/19		1,083	1,076,607
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,284	2,174,641
Informatica Corp., Term Loan, 4.50%, 8/05/22		2,441	2,369,794
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		1,076	848,029
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		1,952	1,971,384
Initial Incremental Term Loan, 4.50%, 10/30/19		1,159	1,151,474
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		2,009	1,964,617

20	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)		Par (000)	Value
Software (continued)
Mitchell International, Inc. (continued):
2nd Lien Term Loan, 8.50%, 10/11/21	USD	1,250	$1,223,437
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		600	593,904
SS&C Technologies, Inc.:
2015 Term Loan B1, 3.75%, 7/08/22		2,901	2,888,495
2015 Term Loan B2, 3.75%, 7/08/22		436	434,109
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		113	103,706

			17,411,717
Specialty Retail — 2.0%
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		1,546	1,506,102
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		2,079	2,060,935
Term Loan B, 3.75%, 1/28/20		1,606	1,589,704
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		2,755	2,686,814
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		2,776	2,768,572
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		2,751	2,699,343
Things Remembered, Inc., Term Loan B, 8.25%, 5/24/18		1,938	1,404,782

			14,716,252
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		1,989	1,977,629
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,838	2,625,089
Thrifts & Mortgage Finance — 0.2%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,506	1,497,563
Trading Companies & Distributors — 0.3%
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		1,975	1,953,275
Wireless Telecommunication Services — 1.7%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		2,320	2,274,189
New Lightsquared LLC, PIK Exit Term Loan, 9.75%, 6/15/20 (d)		8,100	7,877,250

Floating Rate Loan Interests (c)		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., Term Loan B, 3.50%, 10/30/22	USD	2,090	$2,090,982

			12,242,421
Total Floating Rate Loan Interests – 65.0%			480,111,338

Investment Companies — 3.0%		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (k)		267,180	22,189,299

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b)(c)	USD	1,668	1,674,605

Other Interests (l)		Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A,		1,154	12
Household Durables — 0.4%
Stanley Martin, Class B Membership Units (m)		2	3,116,250
Total Other Interests — 0.4%			3,116,262

Preferred Securities		Par (000)	Value
Capital Trusts — 0.4%
ABN AMRO Bank NV, 5.75% (c)(h)	USD	200	212,297
Banco Bilbao Vizcaya Argentaria SA, 6.75% (c)(h)		200	208,835
Banco Popular Espanol SA, 8.25% (c)(h)		200	205,499
Banco Santander SA, 6.25% (c)(h)		200	205,428
Bank of Ireland, 7.38% (c)(h)		200	219,452
BNP Paribas SA, 7.38% (b)(c)(h)		400	411,000
Gas Natural Fenosa Finance BV, 3.38% (c)(h)	EUR	200	190,105
Orange SA, 4.00% (c)(h)	USD	250	270,741

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Preferred Securities		Par (000)	Value
Capital Trusts (continued)
Santander UK Group Holdings PLC, 7.38% (c)(h)	USD	200	$307,940
Telefonica Europe, 4.20% (c)(h)		200	213,423
UBS Group AG, 5.75% (c)(h)		200	220,819
UBS Group AG, 7.00% (c)(h)		200	211,155
			2,876,694

Preferred Stock		Shares
Capital Markets — 0.0%
Goldman Sachs Group, Inc., Series J, 0.00% (c)(h)		13,550	341,596

Trust Preferred
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 2/15/40 (c)		59,219	1,504,738
Total Preferred Securities - 0.6%			4,723,028

Warrants — 0.0%	Shares	Value
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27) (a)	3,049	$20,567
Total Long-Term Investments (Cost — $1,038,717,728) — 131.5%		971,870,884

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (k)(n)	2,920,888	2,920,888
Total Short-Term Securities (Cost — $2,920,888) — 0.4%		2,920,888
Options Purchased (Cost — $5,867) — 0.0%		—
Total Investments (Cost — $1,041,644,483*) — 131.9%		974,791,772
Liabilities in Excess of Other Assets — (31.9)%		(235,585,945)

Net Assets — 100.0%		$739,205,827

* As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$1,049,812,030

Gross unrealized appreciation		$9,760,531
Gross unrealized depreciation		(84,780,789)

Net unrealized depreciation		$(75,020,258)

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of period end.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Zero-coupon bond.

(g)	Convertible security.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	When-issued security.

(j)	Amount is less than $500.

22	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

(k)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2015	Shares Purchased		Shares Held at November 30, 2015	Value at November 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	2,920,888	[1]	2,920,888	$2,920,888	$662
iShares iBoxx $ High Yield Corporate Bond ETF	—	267,180		267,180	22,189,299	738,265
[1] Represent net shares purchased.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)	All or a portion of security is held by a wholly owned subsidiary.

(n)	Represents the current yield as of period end.

Portfolio Abbreviations

ADS	American Depositary Shares
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
OTC	Over-the-Counter
PIK	Payment-In-Kind
SGD	Singapore Dollar
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(12)	German Euro BOBL Futures	December 2015	$1,648,598	$(21,438)
(5)	German Euro-Bund Futures	December 2015	$836,312	(24,992)
(2)	10-Year U.S. Treasury Note	March 2016	$252,875	(640)
(4)	Long Gilt Future	March 2016	$709,252	(2,535)
Total				$(49,605)

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	23

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	666,160	CAD	878,000	UBS AG	12/03/15	$8,711
USD	14,604,936	EUR	13,216,000	Barclays Bank PLC	12/03/15	641,386
USD	81,769	EUR	76,000	Morgan Stanley & Co. International PLC	12/03/15	1,471
USD	4,126,421	GBP	2,688,000	Morgan Stanley & Co. International PLC	12/03/15	78,054
USD	656,910	CAD	878,000	HSBC Bank PLC	1/06/16	(541)
USD	13,923,276	EUR	13,145,000	UBS AG	1/06/16	18,921
USD	4,026,888	GBP	2,680,000	BNP Paribas S.A.	1/06/16	(10,179)
Total						$737,823

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co	12/14/19	USD 942.86	6	—

Centrally Cleared Credit Default Swaps — Sold Protection

Issuer	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Dow Jones CDX North America High Yield Index, Series 24, Version 2	5.00%	6/20/20	B+	$4,717	$(8,706)
[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Received	Unrealized Depreciation
Astaldi SpA	5.00%	Citibank N.A.	12/20/20	B+	EUR 20	$(2,000)	$(1,740)	$(260)
[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

24	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$20,459,201	$7,041,390	$27,500,591
Common Stocks	$1,541,159	11,348	553,706	2,106,213
Corporate Bonds	—	420,693,113	9,735,868	430,428,981
Floating Rate Loan Interests	—	449,506,880	30,604,458	480,111,338
Investment Companies	22,189,299	—	—	22,189,299
Non-Agency Mortgage-Backed Securities	—	1,674,605	—	1,674,605
Other Interests	—	—	3,116,262	3,116,262
Preferred Securities	1,846,334	2,876,694	—	4,723,028
Warrants	—	—	20,567	20,567
Short-Term Securities:
Money Market Funds	2,920,888	—	—	2,920,888

Total	$28,497,680	$895,221,841	$51,072,251	$974,791,772

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	25

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$748,543	—	$748,543
Liabilities:
Interest rate contracts	$(49,605)	—	—	(49,605)
Credit contracts	—	(8,966)	—	(8,966)
Foreign currency exchange contracts	—	(10,720)	—	(10,720)

Total	$(49,605)	$728,857	—	$679,252

[1]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,829,258	—	—	$2,829,258
Cash pledged for centrally cleared swaps	271,000	—	—	271,000
Cash pledged for financial futures contracts	44,710	—	—	44,710
Foreign currency at value	175,147	—	—	175,147
Liabilities:
Bank borrowings payable	—	$(225,000,000)	—	(225,000,000)

Total	$3,320,115	$(225,000,000)	—	$(221,679,885)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of February 28, 2015	$1,175,186	$1,949,200	$16,414,679	$38,495,099	$3,165,836	$495,709	$61,695,709
Transfers into Level 3[1]	—	—	—	11,455,744	—	—	11,455,744
Transfers out of Level 3[2]	—	—	—	(8,945,166)	—	—	(8,945,166)
Accrued discounts/premiums	—	14,937	25,513	58,487	—	—	98,937
Net realized gain (loss)	(5,274,636)	(284,148)	710	(87,645)	(750)	—	(5,646,469)
Net change in unrealized appreciation (depreciation)[3]	4,241,469	(483,218)	(6,728,375)	(496,794)	64,307	(475,142)	(3,877,753)
Purchases	411,687	7,164,080	6,134,461	7,698,898	—	—	21,409,126
Sales	—	(1,319,461)	(6,111,120)	(17,574,165)	(113,131)	—	(25,117,877)
Closing balance, as of November 30, 2015	$553,706	$7,041,390	$9,735,868	$30,604,458	$3,116,262	$20,567	$51,072,251

26	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2015[3]	$(1,033,165)	$(482,723)	$(6,728,375)	$(776,744)	$63,631	$4,298	$(8,953,078)

[1]    As of February 28, 2015, the Fund used significant observable inputs in determining the value of certain investments. As of November 30, 2015, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $11,455,744 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of February 28, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $8,945,166 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $37,645,862.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$553,706	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	5.75x
			Illiquidity Discount[2]	20.00%
			Last 12 Months EBITDA Multiple[1]	4.63x — 4.88x
			Current Fiscal Year EBITDA Multiple[1]	4.88x
			Discontinued Operations Expected Sale Proceeds[1]	$20[3]
Corporate Bonds[4]	9,735,866	Discounted Cash Flow	Internal Rate of Return[2]	10.32%
		Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	5.75x
			Illiquidity Discount[2]	20.00%
		Last Transaction Price	Transaction Price[1]	$101.00
Other investments including other Interests	3,136,817	Market Comparable Companies	Tangible Book Value Multiple[1]	1.20x
		Last Dealer Mark — Adjusted	Delta Adjustment Based on Daily Movement in the Common Equity[1]	120.00%

Total	$13,426,389

[1] Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2] Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.
[3] Amount is stated in millions.

[4]    For the period ended November 30, 2015, the valuation technique for a certain investment classified as Corporate Bonds changed to Last Transaction Price. The investment was previously valued utilizing an income approach. Transaction Price was considered to be a more relevant measure of fair value for this investment which leverages the most recent market transactions.

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2015	27

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Debt Strategies Fund, Inc.

Date: January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Debt Strategies Fund, Inc.

Date: January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Debt Strategies Fund, Inc.

Date: January 22, 2016